Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 14,120,607	$ 12,411,425
Foreign research and development tax credit carryforwards	2,628,190	2,832,340
Property and equipment	463,343	482,161
Other	19,695	13,627
Total deferred tax assets	17,231,835	15,739,553
Valuation allowance	(17,231,835)	(15,739,553)
Net deferred tax assets	0	0
Increases in valuation allowance	$ 1,500,000	$ 131,147